Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill
Schedule of details of and movement in goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2017 are as follows:

		Thousands of Euros
		Balance at	Business	Translation	Balance at
	Segment	31/12/2016	Combination	differences	31/12/2017
Net value
Grifols UK.Ltd. (UK)	Bioscience	8,025	—	(280)	7,745
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	193,039	40,101	(27,886)	205,254
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	10,134	—	(591)	9,543
Grifols Therapeutics, Inc. (USA)	Bioscience	2,108,139	—	(255,234)	1,852,905
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	1,272,024	1,466,420	(302,537)	2,435,907
Kiro Grifols S.L. (Spain)	Hospital	—	26,510	—	26,510
		3,643,995	1,533,031	(586,528)	4,590,498
			(See note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2018 are as follows:

		Thousands of Euros
		Balance at	Business		Translation	Balance at
	Segment	31/12/2017	Combination	Disposals	differences	31/12/2018
Net value
Grifols UK.Ltd. (UK)	Bioscience	7,745	—	—	(63)	7,682
Grifols Italia.S.p.A. (Italy)	Bioscience	6,118	—	—	—	6,118
Biomat USA, Inc.(USA)	Bioscience	205,254	42,780	(2,827)	9,907	255,114
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,543	—	—	(272)	9,271
Grifols Therapeutics, Inc. (USA)	Bioscience	1,852,905	—	—	87,871	1,940,776
Araclon Biotech, S.L. (Spain)	Diagnostic	6,000	—	—	—	6,000
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,435,907	—	—	114,349	2,550,256
Kiro Grifols S.L. (Spain)	Hospital	26,510	(2,134)	—	—	24,376
Goetech LLC (USA)	Hospital	—	55,321	—	3,624	58,945
Haema AG (Germany)	Bioscience	—	171,134	—	—	171,134
Biotest Pharma Corp (USA)	Bioscience	—	136,234	—	2,808	139,042
		4,590,498	403,335	(2,827)	218,224	5,209,230
			(See note 3)

Schedule of key assumptions used in calculating impairment of CGUs

The key assumptions used in calculating impairment of the CGUs for 2017 were as follows:

	Perpetual Growth rate	Pre-tax discount rate

Bioscience	2%	9.50%
Diagnostic	2%	10.60%
Hospital	1.40%	13.30%

The key assumptions used in calculating impairment of the CGUs for 2018 have been as follows:

	Perpetual Growth rate	Pre-tax discount rate

Bioscience	2%	8.90%
Diagnostic	2%	9.40%
Hospital	1.50%	13.10%